RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2019
Related Party Transaction [Line Items]
Aggregate carrying amount			$ 742,775
impairment expense		$ 0	716,453
Related party loans		101,995
Non interest loans		25,313
due on demand loans		115,000
Aggregate outstanding balance of related party loans		$ 242,308
Loan received			145,266
Loan Repaid			155,664
PBG Consulting agreement description	On January 6, 2025, the Company entered into an agreement with PBG Consulting Partners LLC (“PBG”) to provide sales and distribution consulting services in connection with the Company’s manufactured spirits. PBG is entitled to compensation of $20,000 per month. The managing director of PBG is the brother of the Company’s Chief Executive Officer. The Company recognized consulting expense of approximately $240,000 related to PBG during the year ended December 31, 2025, and $0 was payable to PBG as of December 31, 2025.
Intellectual Property Obligation				$ 275,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Shares issued		15,798
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party loans		$ 25,313
Chief Executive Officer Family [Member]
Related Party Transaction [Line Items]
Related party loans		$ 115,000
Chief Commerical Officer [Member]
Related Party Transaction [Line Items]
Related party loans			$ 38,810